Average Annual Total Returns - Nuveen Wisconsin Municipal Bond Fund	Sep. 30, 2020
SPMunicipalBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.26%	[1]
5 Years	3.50%	[1]
10 Years	4.41%	[1]
LipperOtherStatesMunicipalDebtFundsCategoryAveragereflectsnodeductionfortaxesorsalesloads [Member]
Average Annual Return:
1 Year	6.21%	[2]
5 Years	2.68%	[2]
10 Years	3.55%	[2]
Class A
Average Annual Return:
1 Year	2.99%
5 Years	2.50%
10 Years	3.79%
Since Inception
Inception Date	Jun. 01, 2094
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	2.99%
5 Years	2.49%
10 Years	3.79%
Since Inception
Inception Date	Jun. 01, 2094
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.94%
5 Years	2.64%
10 Years	3.73%
Since Inception
Inception Date	Jun. 01, 2094
Class C2
Average Annual Return:
1 Year	6.92%
5 Years	2.83%
10 Years	3.67%
Since Inception
Inception Date	Feb. 25, 2097
Class I
Average Annual Return:
1 Year	7.72%
5 Years	3.61%
10 Years	4.46%
Since Inception
Inception Date	Feb. 25, 2097
Class C
Average Annual Return:
1 Year	6.67%
5 Years	2.58%
10 Years
Since Inception	3.66%
Inception Date	Feb. 10, 2014
Class C | SPMunicipalBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	4.12%	[1]
Class C | LipperOtherStatesMunicipalDebtFundsCategoryAveragereflectsnodeductionfortaxesorsalesloads [Member]
Average Annual Return:
Since Inception	3.47%	[2]

[1]	An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Other States Municipal Debt Funds Category.